Discontinued operation, assets classified as held for sale and disposals, Discontinued Operation - Financial Performance (Details) - USD ($) $ in Millions		12 Months Ended				18 Months Ended
	Mar. 15, 2019	Oct. 31, 2019		Apr. 30, 2017		Oct. 31, 2018
Discontinued operation - Financial performance [Abstract]
Revenue		$ 3,348.4	[1]	$ 1,077.3		$ 4,754.4
Operating profit		221.7		227.4		376.8
Profit on disposal of the SUSE business		3.7		0.0	[2]	0.0
Profit/(loss) before tax		(34.1)	[1]	131.6		34.1
Profit for the period from discontinued operation		1,487.2	[1]	33.7	[2]	76.9
Before Exceptional Items [Member]
Discontinued operation - Financial performance [Abstract]
Revenue		3,348.4		1,077.3		4,754.4
Operating profit		515.9		324.6		915.0
Profit/(loss) before tax		260.1		228.8		578.1
Profit for the period from discontinued operation		28.7		33.7		76.9
Exceptional Items [Member]
Discontinued operation - Financial performance [Abstract]
Revenue		0.0		0.0		0.0
Operating profit		(294.2)		(97.2)		(538.2)
Profit on disposal of the SUSE business		3.7		0.0		0.0
Profit/(loss) before tax		(294.2)		(97.2)		(544.0)
Profit for the period from discontinued operation		1,458.5		0.0		0.0
SUSE [Member]
Discontinued operation - Financial performance [Abstract]
Revenue		127.0		303.4		538.2
Operating costs		(89.3)		(238.6)		(425.3)
Operating profit		37.7		64.8		112.9
Share of results of associate		(0.3)		0.0		(1.8)
Profit on disposal of the SUSE business		1,767.9		0.0		0.0
Profit/(loss) before tax		1,805.3		64.8		111.1
Taxation		(318.1)		(31.1)		(34.2)
Profit for the period from discontinued operation	$ (1,767.9)	1,487.2		33.7		76.9
Discontinued operation - Cash flow [Abstract]
Net cash inflows from operating activities		18.6		70.4		136.1
Net cash outflows from investing activities		0.0		(7.4)		(2.5)
Net cash flows from financing activities		0.0		$ 0.0		$ 0.0
SUSE [Member] | Before Exceptional Items [Member]
Discontinued operation - Financial performance [Abstract]
Revenue		127.0
Operating costs		(89.3)
Operating profit		37.7
Share of results of associate		(0.3)
Profit on disposal of the SUSE business		0.0
Profit/(loss) before tax		37.4
Taxation		(8.7)
Profit for the period from discontinued operation		28.7
SUSE [Member] | Exceptional Items [Member]
Discontinued operation - Financial performance [Abstract]
Revenue		0.0
Operating costs		0.0
Operating profit		0.0
Share of results of associate		0.0
Profit on disposal of the SUSE business		1,767.9
Profit/(loss) before tax		1,767.9
Taxation		(309.4)
Profit for the period from discontinued operation		$ 1,458.5

[1]	The comparatives for the 18 months ended 31 October 2018 have been revised to reclassify certain costs from administrative expenses to cost of sales, selling and distribution expenses and research and development expenses as described in the Basis of Preparation of the Significant Accounting Policies section.
[2]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 37)